Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2014	$(35,595)
Total unrealized gains (losses):
Included in earnings	(717,733)
Warrant recorded as derivative liability	(1,675,498)
Warrant reclassifed to equity	2,217,605
Balance as of March 31, 2015	$(211,221)

The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2013	$(157,761)
Total unrealized gains (losses):
Included in earnings	(336,489)
Warrant reclassified to equity	1,407,739
Warrant recorded as derivative liability	(949,084)
Balance as of June 30, 2014	$(35,595)